Note 15 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Derivative assets	$ 210,113	$ 0
Derivative liabilities	289,430	456,133
Derivative Liabilities, Noncurrent	0	393,899
Interest Rate Swap [Member]
Derivative assets	210,113	0
Derivative liabilities	289,430	322,123
Derivative Liabilities, Noncurrent	0	393,899
Freight Forward Agreements [Member]
Derivative liabilities	0	134,010
Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Derivative assets	210,113
Derivative liabilities	289,430	322,123
Derivative Liabilities, Noncurrent		393,899
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative assets	0
Derivative liabilities	0
Derivative Liabilities, Noncurrent		0
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative assets	210,113
Derivative liabilities	289,430	322,123
Derivative Liabilities, Noncurrent		393,899
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative assets	0
Derivative liabilities	$ 0
Derivative Liabilities, Noncurrent		0
Fair Value, Recurring [Member] | Freight Forward Agreements [Member]
Derivative liabilities		134,010
Fair Value, Recurring [Member] | Freight Forward Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative liabilities		$ 134,010